Ordinary share (Details) - shares	Dec. 31, 2021	Mar. 03, 2021	Dec. 31, 2020	Oct. 08, 2019
Ordinary share
Shares issued	5,322,459	2,061,900	3,260,559	1,030,950
Less: shares under treasury stock	(167,700)		(167,700)
Total	5,154,759		3,092,859